Description of the Business (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 07, 2021	Dec. 06, 2021	Mar. 31, 2022	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019	Dec. 21, 2020	Jun. 19, 2020
Merger [Line Items]
Proceeds from the Merger	$ 101,958			$ 0	$ 0	$ 101,958	$ 0
Debt conversion, converted instrument, shares issued (in shares)	17,391,304		17,931,304			17,391,304
Debt instrument, convertible, conversion price (in usd per shares)	$ 11.50		$ 11.50			$ 11.50
Repayments of debt	$ 114,393
Payment of Merger transaction costs	9,802			$ 0	$ 0	$ 9,802	$ 0
Equity stock, shares authorized (in shares)		501,000,000	501,000,000
Common shares authorized (in shares)		500,000,000	500,000,000			500,000,000
Preferred stock authorized (in shares)		1,000,000	1,000,000			1,000,000
Common stock outstanding (in shares)			125,613,424			135,566,227
Preferred stock outstanding (in shares)			0			0
Proceeds from reverse recapitalization transaction	$ 75,000		$ 75
Reverse recapitalization shares issued (in shares)	105,000,000		105,000,000
Common stock issued (in shares)	8,000,000		8,000,000
Forward Share Purchase Agreements
Merger [Line Items]
Earnout period, stock price trigger (usd per share)		$ 10.15
Certain Advisors
Merger [Line Items]
Common stock issued (in shares)	1,495,320		1,495,320
AE Industrial Partners Fund II, LP
Merger [Line Items]
Majority shareholder, ownership by AE	83.50%		(83.50%)
Unsecured Debt
Merger [Line Items]
Debt conversion, converted instrument, amount	$ 200,000
BigBear Holdings
Merger [Line Items]
Common units converted (in shares)	100	100	100
Gig Capital
Merger [Line Items]
Common stock outstanding (in shares)			135,566,227
Preferred stock outstanding (in shares)			0
Open Solutions Group, LLC
Merger [Line Items]
Equity Method Investment, Ownership Percentage									100.00%
PCI | NuWave
Merger [Line Items]
Equity Method Investment, Ownership Percentage								100.00%